Note 1 - The Company and Summary of Significant Accounting Policies, Significant Customers (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Sep. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Sep. 30, 2014	Sep. 30, 2013	Mar. 31, 2014	Mar. 31, 2013
Medical segment
Segment, net sales (in Dollars)	$ 4,110	$ 4,981	$ 4,507	$ 3,968	$ 3,652	$ 4,200	$ 3,952	$ 3,739	$ 3,396	$ 7,862	$ 7,620	$ 17,108	$ 15,287
Stryker [Member] | Medical [Member] | Customer Concentration Risk [Member] | Sales Revenue, Segment [Member]
Medical segment
Segement, concentration risk	11.00%			35.00%						13.00%	36.00%	35.00%	26.00%
Stryker [Member] | Medical [Member] | Customer Concentration Risk [Member] | Sales Revenue, Net [Member]
Medical segment
Segement, concentration risk	9.00%			30.00%						11.00%	31.00%	29.00%	20.00%
Stryker [Member] | Medical [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Medical segment
Segement, concentration risk										11.00%	27.00%	27.00%	41.00%
Stryker [Member] | Medical [Member] | Customer Concentration Risk [Member]
Medical segment
Segment, net sales (in Dollars)	362			1,201						840	2,346	4,911	3,052
Pratt & Whitney [Member] | Industrial [Member] | Customer Concentration Risk [Member] | Sales Revenue, Segment [Member]
Medical segment
Segement, concentration risk												18.00%	26.00%
Pratt & Whitney [Member] | Industrial [Member] | Customer Concentration Risk [Member] | Sales Revenue, Net [Member]
Medical segment
Segement, concentration risk												3.00%	6.00%
Pratt & Whitney [Member] | Industrial [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Medical segment
Segement, concentration risk												9.00%	2.00%
Pratt & Whitney [Member] | Industrial [Member] | Customer Concentration Risk [Member]
Medical segment
Segment, net sales (in Dollars)												527	944
Medical [Member]
Medical segment
Segment, net sales (in Dollars)	3,267			3,399						6,327	6,428	14,133	11,630
Industrial [Member]
Medical segment
Segment, net sales (in Dollars)	$ 843			$ 569						$ 1,535	$ 1,192	$ 2,975	$ 3,657